Subsequent Events (Details) - USD ($)	Mar. 19, 2026	Mar. 16, 2026	Feb. 26, 2026	Feb. 23, 2026	Oct. 15, 2025	Jun. 30, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Warrant exercise price (in Dollars per share)						$ 0	$ 0
Private Placement [Member]
Subsequent Event [Line Items]
Shares of common stock (in Shares)					744,340
Warrant exercise price (in Dollars per share)					$ 6.32
Subsequent Event [Member]
Subsequent Event [Line Items]
Digital asset sale		$ 150,000		$ 150,000
Warrant exercise price (in Dollars per share)			$ 8,154
Severance payments	$ 51,282
Subsequent Event [Member] | Common Warrant [Member]
Subsequent Event [Line Items]
Shares of common stock (in Shares)			263,748
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares of common stock (in Shares)			64,274